RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Balances due to related parties	$ 472,303	$ 795,239
Hunter Dickinson Services Inc.
Statement [Line Items]
Balances due to related parties	345,289	614,352
United Mineral Services Ltd.
Statement [Line Items]
Balances due to related parties	11,029	5,021
Robert Dickinson (Interest Payable)
Statement [Line Items]
Balances due to related parties	111,260	174,816
Bookskipper Accounting and Tax Services
Statement [Line Items]
Balances due to related parties	0	1,050
Thomas Wilson (CFO Fees) [Member]
Statement [Line Items]
Balances due to related parties	$ 4,725	$ 0